UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.5%
Education - 23.5%
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	$1,300,000	$1,482,858
Mount Holyoke College	5.000%	7/1/36	3,750,000	4,014,787
Sterling and Francine Clark Art Institute	5.000%	7/1/35	2,230,000	2,734,025
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,699,840
Massachusetts State HEFA Revenue:
Northeastern University	5.000%	10/1/33	6,000,000	6,481,320
Suffolk University	5.750%	7/1/39	6,000,000	6,727,800	(a)
University of Massachusetts Building Authority, Project Revenue, AGM	5.000%	5/1/38	2,500,000	2,657,100

Total Education				26,797,730

Health Care - 19.8%
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/34	1,120,000	1,390,894
Lahey Clinic Obligated Group	5.000%	8/15/45	3,600,000	4,269,528
Milford Regional Medical Center	5.625%	7/15/36	500,000	582,480
Partners Healthcare System Inc.	5.000%	7/1/30	3,400,000	4,227,084
South Shore Hospital	5.000%	7/1/41	2,500,000	2,990,600
UMass Memorial Health Care	5.000%	7/1/46	2,500,000	2,945,725
UMass Memorial Medical Center Inc.	5.500%	7/1/31	1,500,000	1,732,560
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	5.000%	11/15/31	1,250,000	1,384,588
Cape Cod Healthcare Obligation, AGC	5.125%	11/15/35	1,750,000	1,923,932
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	1,015,000	1,137,947

Total Health Care				22,585,338

Local General Obligation - 1.8%
Newburyport, MA, GO, Municipal Purpose Loan	5.000%	1/15/26	1,655,000	2,035,451

Power - 0.8%
Guam Power Authority Revenue, AGM	5.000%	10/1/39	750,000	880,853

Special Tax Obligation - 16.0%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	3,500,000	4,291,070
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	8/15/37	2,250,000	2,773,193
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	1,000,000	1,195,990	(b)
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL	5.500%	1/1/34	5,000,000	7,061,850
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,009,750

Total Special Tax Obligation				18,331,853

State General Obligation - 5.6%
Massachusetts State, GO	5.000%	11/1/16	2,000,000	2,014,160
Massachusetts State, GO	5.000%	3/1/26	2,000,000	2,612,680
Massachusetts State, GO	5.000%	7/1/26	1,390,000	1,825,223

Total State General Obligation				6,452,063

Transportation - 19.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	4,000,000	4,447,480

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Massachusetts State DFA Revenue:
Parking Facility-Avon Associates Project, AGM	5.000%	4/1/19	$1,090,000	$1,148,195
Parking Facility-Avon Associates Project, AGM	5.000%	10/1/19	865,000	920,585
Massachusetts State Port Authority Revenue	5.000%	7/1/40	5,000,000	5,681,050
Massachusetts State Port Authority, Special Facilities Revenue, Conrac Project	5.125%	7/1/41	4,000,000	4,585,360
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	5,000,000	5,750,300

Total Transportation				22,532,970

Water & Sewer - 7.3%
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	1,750,000	2,052,190
Massachusetts State Water Resources Authority Revenue, Green Bond	5.000%	8/1/40	5,000,000	6,254,700

Total Water & Sewer				8,306,890

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $97,819,533)				107,923,148

SHORT-TERM INVESTMENTS - 4.9%
MUNICIPAL BONDS - 4.8%
Education - 0.1%
Massachusetts State DFA Revenue, Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.610%	9/1/31	100,000	100,000	(c)(d)

Finance - 1.0%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/23	100,000	100,000	(c)(d)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.680%	11/1/22	1,000,000	1,000,000	(c)(d)

Total Finance				1,100,000

Housing: Single Family - 0.2%
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.710%	1/1/33	300,000	300,000	(c)(d)(e)

Industrial Revenue - 0.3%
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.570%	12/1/24	400,000	400,000	(c)(d)

Solid Waste/Resource Recovery - 0.3%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.730%	5/1/18	300,000	300,000	(c)(d)(e)(f)

Tax Allocation - 0.2%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.570%	11/15/21	200,000	200,000	(c)(d)

Water & Sewer - 2.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.680%	6/15/32	560,000	560,000	(c)(d)
Second General Resolution, SPA-Dexia Credit Local	0.700%	6/15/32	2,550,000	2,550,000	(c)(d)

Total Water & Sewer				3,110,000

TOTAL MUNICIPAL BONDS (Cost - $5,510,000)				5,510,000

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $96,381)	0.260%	96,381	$96,381

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,606,381)			5,606,381

TOTAL INVESTMENTS - 99.4% (Cost - $103,425,914#)			113,529,529
Other Assets in Excess of Liabilities - 0.6%			694,979

TOTAL NET ASSETS - 100.0%			$114,224,508

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(d)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
DFA	— Development Finance Agency
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$107,923,148	—	$107,923,148

Short-Term Investments†:
Municipal Bonds	—	5,510,000	—	5,510,000
Money Market Funds	$96,381	—	—	96,381

Total Short-Term Investments	96,381	5,510,000	—	5,606,381

Total Investments	$96,381	$113,433,148	—	$113,529,529

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,636	—	—	$4,636

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,103,615
Gross unrealized depreciation	—

Net unrealized appreciation	$10,103,615

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	9	12/16	$1,528,739	$1,533,375	$(4,636)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016